Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Core Portfolio
Supplement dated December 19, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Core Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Name Change, Principal Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS) with ClearBridge Investments, LLC (ClearBridge) and Dimensional Fund Advisors LP (Dimensional), each to serve as a subadviser to the Portfolio alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc.;
(ii)changing the name of the Portfolio to the "AST Large-Cap Equity Portfolio"; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iv) revisions to the
Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 27, 2025.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective January 27, 2025:
I.All references in the Prospectus and Summary Prospectus to "AST Large-Cap Core Portfolio" are hereby changed to "AST Large-Cap Equity Portfolio."
II.All references and information for the Portfolio pertaining to MFS are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.84%
IV. The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Equity	$86	$268	$466	$1,037
Portfolio
V.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP CORE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $6.7 billion and $3.3 trillion as of June 30, 2024). PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) employs a quantitatively driven investment process, which uses an adaptive model that evaluates stocks based on their growth expectations and seeks to identify the most attractive stocks, subject to risk constraints. J.P. Morgan Investment Management, Inc. (J.P. Morgan) uses a fundamental investment process which seeks to identify high- quality stocks at reasonable prices through bottom-up research and stock selection. ClearBridge Investments, LLC (ClearBridge) combines bottom-up stock selection with a top-down thematic overlay to construct a diversified large-cap portfolio of dominant companies with attractive risk/reward profiles. Dimensional Fund Advisors LP (Dimensional) utilizes a systematic approach that targets large cap companies that are determined to have higher profitability (earnings) relative to other US-based large-capitalization firms. The Strategic Investment Research Group of the Manager determines the allocation of assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
VI. The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers' securities as compared to a portfolio that invests in the securities of a larger number of issuers.
Growth Risk. Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Mid-Sized Company Risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio's ability to sell the securities.
Value Style Risk. Since the Portfolio follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security's intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Portfolio's value investment style may go out of favor with investors, negatively affecting the Portfolio's performance. If the Portfolio's assessment of market conditions or a company's value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds.

AST Large-Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Large-Cap Core Portfolio
Supplement dated December 19, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Core Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Name Change, Principal Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS) with ClearBridge Investments, LLC (ClearBridge) and Dimensional Fund Advisors LP (Dimensional), each to serve as a subadviser to the Portfolio alongside PGIM Quantitative Solutions LLC and J.P. Morgan Investment Management Inc.;
(ii)changing the name of the Portfolio to the "AST Large-Cap Equity Portfolio"; (iii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iv) revisions to the
Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about January 27, 2025.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective January 27, 2025:
I.All references in the Prospectus and Summary Prospectus to "AST Large-Cap Core Portfolio" are hereby changed to "AST Large-Cap Equity Portfolio."
II.All references and information for the Portfolio pertaining to MFS are hereby removed from the Prospectus and Summary Prospectus.
III.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.84%
IV. The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Equity	$86	$268	$466	$1,037
Portfolio
V.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP CORE PORTFOLIO– INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock. For purposes of the Portfolio, a large-cap company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $6.7 billion and $3.3 trillion as of June 30, 2024). PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions) employs a quantitatively driven investment process, which uses an adaptive model that evaluates stocks based on their growth expectations and seeks to identify the most attractive stocks, subject to risk constraints. J.P. Morgan Investment Management, Inc. (J.P. Morgan) uses a fundamental investment process which seeks to identify high- quality stocks at reasonable prices through bottom-up research and stock selection. ClearBridge Investments, LLC (ClearBridge) combines bottom-up stock selection with a top-down thematic overlay to construct a diversified large-cap portfolio of dominant companies with attractive risk/reward profiles. Dimensional Fund Advisors LP (Dimensional) utilizes a systematic approach that targets large cap companies that are determined to have higher profitability (earnings) relative to other US-based large-capitalization firms. The Strategic Investment Research Group of the Manager determines the allocation of assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
VI. The following Risks are hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio” section of the Portfolio’s Summary Prospectus:
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio invests in the securities of a small number of issuers and has greater exposure to adverse developments affecting those issuers and a resulting decline in the market price of those issuers' securities as compared to a portfolio that invests in the securities of a larger number of issuers.
Growth Risk. Because the Portfolio normally invests primarily in stocks of growth companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.
Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.
Mid-Sized Company Risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio's ability to sell the securities.
Value Style Risk. Since the Portfolio follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security's intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.
Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Portfolio's value investment style may go out of favor with investors, negatively affecting the Portfolio's performance. If the Portfolio's assessment of market conditions or a company's value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds.